Schedule of Investments (unaudited)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$207	$196,066
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	369	359,389
7.50%, 06/01/29(a)(b)	318	283,180
7.75%, 04/15/28(a)	305	282,705
7.88%, 04/01/30(a)	242	250,460
9.00%, 09/15/28(a)(b)	240	252,672
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	159	148,806
4.63%, 03/15/30(a)(b)	157	145,759
5.00%, 08/15/27(a)	177	173,850
7.38%, 02/15/31(a)	141	147,704
Stagwell Global LLC, 5.63%, 08/15/29(a)	337	325,369
		2,565,960
Aerospace & Defense — 2.1%
TransDigm Inc.
4.63%, 01/15/29	260	246,100
4.88%, 05/01/29(b)	155	147,109
5.50%, 11/15/27	497	492,311
6.00%, 01/15/33(a)(b)	300	295,839
6.38%, 03/01/29(a)	566	571,926
6.63%, 03/01/32(a)	453	461,395
6.75%, 08/15/28(a)	439	446,824
6.88%, 12/15/30(a)	310	317,513
7.13%, 12/01/31(a)	217	224,315
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	279	292,522
		3,495,854
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	142	141,309
6.00%, 06/15/30(a)(b)	284	282,717
		424,026
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	165	166,535
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	595	628,296
		794,831
Apparel — 0.7%
Hanesbrands Inc.
4.88%, 05/15/26(a)(b)	239	236,984
9.00%, 02/15/31(a)(b)	192	205,119
Kontoor Brands Inc., 4.13%, 11/15/29(a)	126	117,270
Under Armour Inc., 3.25%, 06/15/26	176	170,793
VF Corp.
2.80%, 04/23/27	165	155,913
2.95%, 04/23/30(b)	200	174,793
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	172	152,281
		1,213,153
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	137	126,627
Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)	200	199,763
7.00%, 04/15/28(a)	169	172,457
7.50%, 02/15/33(a)	50	50,465
8.25%, 04/15/31(a)(b)	158	163,874
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	163	149,523
6.50%, 04/01/27(b)	154	154,377
6.88%, 07/01/28(b)	110	109,397
Dana Inc.
4.25%, 09/01/30(b)	109	103,450
5.38%, 11/15/27	110	109,494
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.63%, 06/15/28	$140	$139,100
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	227	231,489
Phinia Inc.
6.63%, 10/15/32(a)	135	135,437
6.75%, 04/15/29(a)	178	182,948
Tenneco Inc., 8.00%, 11/17/28(a)	550	524,611
		2,426,385
Banks — 0.6%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(c)	100	94,483
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	260	285,260
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	225	199,642
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	210	165,925
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(c)	175	166,531
		911,841
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	220	207,919
Building Materials — 2.3%
Boise Cascade Co., 4.88%, 07/01/30(a)	127	120,427
Builders FirstSource Inc.
4.25%, 02/01/32(a)	355	319,820
5.00%, 03/01/30(a)	161	154,061
6.38%, 06/15/32(a)(b)	205	207,795
6.38%, 03/01/34(a)	309	311,552
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	224	220,080
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	135	135,044
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	810	819,871
6.75%, 07/15/31(a)	149	151,508
Griffon Corp., 5.75%, 03/01/28	273	270,642
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	100	97,445
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	121	116,756
Knife River Corp., 7.75%, 05/01/31(a)(b)	110	114,762
Masterbrand Inc., 7.00%, 07/15/32(a)	198	202,431
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	187	189,422
7.25%, 01/15/31(a)(b)	246	265,565
		3,697,181
Chemicals — 1.4%
Ashland Inc., 3.38%, 09/01/31(a)(b)	136	116,860
Avient Corp.
6.25%, 11/01/31(a)	197	196,341
7.13%, 08/01/30(a)(b)	194	199,059
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	125	130,291
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	180	165,371
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	125	122,658
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	125	118,907
Methanex Corp.
5.13%, 10/15/27	210	206,731
5.25%, 12/15/29	212	206,477
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)	175	174,512
OCI NV, 6.70%, 03/16/33(a)	165	170,787
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	145	153,686
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29(a)(b)	92	69,211
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(a)	2	1,240
Tronox Inc., 4.63%, 03/15/29(a)(b)	334	302,782
		2,334,913

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 7.3%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$268	$251,016
4.88%, 07/15/32(a)	245	228,396
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	115	113,288
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	154	149,118
AMN Healthcare Inc., 4.63%, 10/01/27(a)	159	153,973
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	125	118,501
5.38%, 03/01/29(a)(b)	173	165,011
5.75%, 07/15/27(a)(b)	132	130,497
8.00%, 02/15/31(a)(b)	134	138,405
8.25%, 01/15/30(a)(b)	214	221,226
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	325	322,620
Block Inc.
2.75%, 06/01/26	293	285,183
3.50%, 06/01/31(b)	284	252,675
6.50%, 05/15/32(a)	590	603,425
Brink's Co. (The)
4.63%, 10/15/27(a)	176	171,865
6.50%, 06/15/29(a)	129	131,546
6.75%, 06/15/32(a)(b)	118	120,689
Carriage Services Inc., 4.25%, 05/15/29(a)	136	124,636
Cimpress PLC, 7.38%, 09/15/32(a)	145	144,160
Deluxe Corp.
8.00%, 06/01/29(a)	128	125,386
8.13%, 09/15/29(a)	145	149,289
Herc Holdings Inc.
5.50%, 07/15/27(a)	321	320,020
6.63%, 06/15/29(a)	253	258,539
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	135	119,907
5.00%, 12/01/29(a)(b)	300	216,736
12.63%, 07/15/29(a)(b)	375	404,425
Korn Ferry, 4.63%, 12/15/27(a)	104	101,426
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	280	264,851
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	293	276,488
5.75%, 04/15/26(a)	380	380,853
6.25%, 01/15/28(a)(b)	370	369,653
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	300	308,937
10.88%, 08/01/29(a)	156	160,289
Service Corp. International/U.S.
3.38%, 08/15/30(b)	247	219,423
4.00%, 05/15/31	255	230,028
4.63%, 12/15/27	135	132,699
5.13%, 06/01/29(b)	195	190,884
5.75%, 10/15/32	256	251,464
Sotheby's, 7.38%, 10/15/27(a)	200	198,125
TriNet Group Inc.
3.50%, 03/01/29(a)	165	151,771
7.13%, 08/15/31(a)	114	117,290
United Rentals North America Inc.
3.75%, 01/15/32	231	204,865
3.88%, 11/15/27	235	226,756
3.88%, 02/15/31	300	272,979
4.00%, 07/15/30(b)	222	205,632
4.88%, 01/15/28(b)	490	483,238
5.25%, 01/15/30(b)	222	219,159
5.50%, 05/15/27	130	129,928
6.13%, 03/15/34(a)	335	335,460
Valvoline Inc., 3.63%, 06/15/31(a)	147	127,700
Verde Purchaser LLC, 10.50%, 11/30/30(a)	325	353,153
Williams Scotsman Inc.
4.63%, 08/15/28(a)	143	140,506
6.63%, 06/15/29(a)	166	170,191
7.38%, 10/01/31(a)	145	151,571
Security	Par (000)	Value
Commercial Services (continued)
WW International Inc., 4.50%, 04/15/29(a)	$130	$26,879
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	188	171,456
		11,994,186
Computers — 2.0%
ASGN Inc., 4.63%, 05/15/28(a)	181	174,209
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	275	285,656
Insight Enterprises Inc., 6.63%, 05/15/32(a)	147	149,383
McAfee Corp., 7.38%, 02/15/30(a)(b)	611	602,578
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	185	178,263
5.13%, 04/15/29(a)(b)	137	130,685
Seagate HDD Cayman
4.09%, 06/01/29	145	136,569
4.88%, 06/01/27	153	150,691
5.75%, 12/01/34	148	144,167
8.25%, 12/15/29	153	164,198
8.50%, 07/15/31	130	139,365
9.63%, 12/01/32	231	262,663
Unisys Corp., 6.88%, 11/01/27(a)	148	146,597
Western Digital Corp., 4.75%, 02/15/26	610	606,469
		3,271,493
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	155	145,148
5.50%, 06/01/28(a)	217	213,834
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	200	188,651
6.13%, 09/30/32(b)	264	258,974
Prestige Brands Inc.
3.75%, 04/01/31(a)	199	176,977
5.13%, 01/15/28(a)	112	110,516
		1,094,100
Distribution & Wholesale — 0.7%
Gates Corp./DE, 6.88%, 07/01/29(a)	154	157,626
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	373	372,400
Resideo Funding Inc., 6.50%, 07/15/32(a)(b)	193	194,980
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	165	169,015
7.75%, 03/15/31(a)(b)	250	263,191
		1,157,212
Diversified Financial Services — 6.1%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(c)	150	148,469
6.70%, 02/14/33(b)	158	162,245
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	270	291,122
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	100	99,396
9.25%, 07/01/31(a)	200	214,055
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	320	290,569
3.63%, 10/01/31(a)(b)	195	168,413
Credit Acceptance Corp.
6.63%, 03/15/26	95	95,134
9.25%, 12/15/28(a)	198	211,105
Encore Capital Group Inc.
8.50%, 05/15/30(a)	150	158,779
9.25%, 04/01/29(a)	125	134,029
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	310	311,691
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	313	321,669
goeasy Ltd.
7.63%, 07/01/29(a)	183	189,272
9.25%, 12/01/28(a)	178	190,145
Series 144*, 6.88%, 05/15/30(a)	120	121,937
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	270	255,671
6.63%, 10/15/31(a)	150	150,882

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	$99	$98,369
5.13%, 12/15/30(a)	186	175,667
5.50%, 08/15/28(a)	269	264,265
5.75%, 11/15/31(a)	157	151,745
6.00%, 01/15/27(a)	185	184,766
6.50%, 08/01/29(a)	215	216,328
7.13%, 02/01/32(a)	316	325,798
OneMain Finance Corp.
3.50%, 01/15/27(b)	210	201,905
3.88%, 09/15/28	175	163,450
4.00%, 09/15/30	252	225,795
5.38%, 11/15/29(b)	240	233,194
6.63%, 01/15/28	229	232,775
6.63%, 05/15/29	255	259,042
7.13%, 03/15/26	428	436,539
7.13%, 11/15/31	218	224,187
7.50%, 05/15/31(b)	232	241,211
7.88%, 03/15/30	222	233,195
9.00%, 01/15/29(b)	246	261,360
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	197	184,391
5.75%, 09/15/31(a)	143	136,826
7.13%, 11/15/30(a)	193	197,570
7.88%, 12/15/29(a)	214	223,937
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	150	146,822
PRA Group Inc., 8.88%, 01/31/30(a)(b)	155	162,109
SLM Corp., 3.13%, 11/02/26(b)	153	147,057
StoneX Group Inc., 7.88%, 03/01/31(a)	145	152,703
Synchrony Financial, 7.25%, 02/02/33(b)	229	240,064
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	202	195,789
5.75%, 06/15/27(a)	163	162,056
UWM Holdings LLC, 6.63%, 02/01/30(a)	225	225,339
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	159	164,963
		9,983,800
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	241	225,201
4.75%, 06/15/28(a)	172	165,212
WESCO Distribution Inc.
6.38%, 03/15/29(a)	269	273,804
6.63%, 03/15/32(a)	250	255,763
7.25%, 06/15/28(a)	355	361,641
		1,281,621
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)(b)	135	121,247
Coherent Corp., 5.00%, 12/15/29(a)(b)	288	277,407
Sensata Technologies BV
4.00%, 04/15/29(a)	265	245,357
5.88%, 09/01/30(a)	150	147,609
Sensata Technologies Inc.
3.75%, 02/15/31(a)	249	219,890
4.38%, 02/15/30(a)	145	134,293
6.63%, 07/15/32(a)	125	125,980
TTM Technologies Inc., 4.00%, 03/01/29(a)	155	145,405
		1,417,188
Engineering & Construction — 0.6%
Arcosa Inc.
4.38%, 04/15/29(a)	122	115,286
6.88%, 08/15/32(a)	185	189,717
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(a)	125	126,515
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	133	125,384
Security	Par (000)	Value
Engineering & Construction (continued)
TopBuild Corp.
3.63%, 03/15/29(a)	$141	$130,374
4.13%, 02/15/32(a)	135	120,952
Tutor Perini Corp., 11.88%, 04/30/29(a)	129	143,976
		952,204
Entertainment — 1.8%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	144	138,699
5.38%, 04/15/27	135	134,403
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	211	206,892
7.00%, 08/01/32(a)(b)	171	175,862
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	169	161,253
4.75%, 10/15/27(a)(b)	250	245,060
6.50%, 05/15/27(a)	376	382,373
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	145	140,691
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	95	96,034
Motion Bondco DAC, 6.63%, 11/15/27(a)	110	105,891
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	232	224,127
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	149	148,035
7.25%, 05/15/31(a)(b)	275	283,180
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	241	246,204
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	185	187,854
		2,876,558
Environmental Control — 1.1%
Clean Harbors Inc.
4.88%, 07/15/27(a)	163	160,810
6.38%, 02/01/31(a)	143	144,641
Enviri Corp., 5.75%, 07/31/27(a)	143	138,761
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	227	213,971
4.00%, 08/01/28(a)(b)	200	190,170
4.38%, 08/15/29(a)	187	176,806
4.75%, 06/15/29(a)	225	216,649
6.75%, 01/15/31(a)	290	300,806
Reworld Holding Corp.
4.88%, 12/01/29(a)	219	203,584
5.00%, 09/01/30	132	122,901
		1,869,099
Food — 2.5%
B&G Foods Inc.
5.25%, 09/15/27(b)	163	154,718
8.00%, 09/15/28(a)(b)	243	251,973
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	283	261,862
4.38%, 01/31/32(a)	200	182,123
4.88%, 05/15/28(a)	159	155,481
Post Holdings Inc.
4.50%, 09/15/31(a)	310	280,316
4.63%, 04/15/30(a)	407	378,691
5.50%, 12/15/29(a)	371	363,027
6.25%, 02/15/32(a)	297	297,514
6.25%, 10/15/34(a)(b)	190	185,331
6.38%, 03/01/33(a)	344	338,971
TreeHouse Foods Inc., 4.00%, 09/01/28	176	160,952
U.S. Foods Inc.
4.63%, 06/01/30(a)	160	151,537
4.75%, 02/15/29(a)	250	241,408
5.75%, 04/15/33(a)	160	156,061
6.88%, 09/15/28(a)	141	144,708
7.25%, 01/15/32(a)(b)	137	142,241

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	$169	$167,711
		4,014,625
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	325	318,477
Forest Products & Paper — 0.5%
Domtar Corp., 6.75%, 10/01/28(a)	200	184,559
Glatfelter Corp., 4.75%, 11/15/29(a)	130	117,507
Magnera Corp., 7.25%, 11/15/31(a)	225	221,895
Mercer International Inc.
5.13%, 02/01/29(b)	263	233,086
12.88%, 10/01/28(a)	131	141,496
		898,543
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	213	197,216
4.63%, 07/15/28(a)	465	449,065
Embecta Corp., 5.00%, 02/15/30(a)(b)	155	144,199
Hologic Inc.
3.25%, 02/15/29(a)	280	257,646
4.63%, 02/01/28(a)	115	112,505
Teleflex Inc.
4.25%, 06/01/28(a)	156	149,907
4.63%, 11/15/27(b)	135	132,681
		1,443,219
Health Care - Services — 6.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	138	131,313
5.50%, 07/01/28(a)	143	139,228
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	134	123,844
4.00%, 03/15/31(a)	160	143,704
4.25%, 05/01/28(a)	165	157,997
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	305	249,042
5.25%, 05/15/30(a)	449	382,650
5.63%, 03/15/27(a)	529	513,858
6.00%, 01/15/29(a)	201	183,212
6.13%, 04/01/30(a)	367	238,667
6.88%, 04/01/28(a)(b)	180	127,935
6.88%, 04/15/29(a)	373	257,488
8.00%, 12/15/27(a)	195	193,549
10.88%, 01/15/32(a)	669	689,249
DaVita Inc.
3.75%, 02/15/31(a)	452	397,832
4.63%, 06/01/30(a)	831	772,654
6.88%, 09/01/32(a)(b)	301	305,358
Encompass Health Corp.
4.50%, 02/01/28	239	233,284
4.63%, 04/01/31	105	98,117
4.75%, 02/01/30	227	218,337
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	171	171,688
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	191	180,291
IQVIA Inc.
5.00%, 10/15/26(a)	245	243,976
5.00%, 05/15/27(a)	455	450,346
6.50%, 05/15/30(a)	125	127,644
Molina Healthcare Inc.
3.88%, 11/15/30(a)	175	158,396
3.88%, 05/15/32(a)(b)	225	197,910
4.38%, 06/15/28(a)	255	245,344
6.25%, 01/15/33(a)	240	238,149
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	30	30,481
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	123	117,980
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	254	253,371
Tenet Healthcare Corp.
4.25%, 06/01/29	375	354,397
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 01/15/30	$400	$374,088
4.63%, 06/15/28	150	145,118
6.13%, 10/01/28(b)	675	675,150
6.13%, 06/15/30	515	517,200
6.75%, 05/15/31(b)	360	368,295
		10,407,142
Holding Companies - Diversified — 0.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	297	287,746
GN Bondco LLC, 9.50%, 10/15/31(a)	225	237,752
		525,498
Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29(a)	163	148,248
6.75%, 06/01/27	145	145,855
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	81	88,060
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	125	124,533
8.75%, 12/15/28(a)	119	126,054
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	155	150,075
5.75%, 01/15/28(a)	150	150,217
5.88%, 06/15/27(a)	151	152,074
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	134	122,424
		1,207,540
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	225	197,601
4.00%, 04/15/29(a)(b)	262	243,973
		441,574
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	178	164,682
Central Garden & Pet Co.
4.13%, 10/15/30(b)	132	120,020
4.13%, 04/30/31(a)	125	112,237
		396,939
Housewares — 0.8%
Newell Brands Inc.
5.70%, 04/01/26	331	332,201
6.38%, 09/15/27(b)	140	142,782
6.38%, 05/15/30	210	212,679
6.63%, 09/15/29	156	159,949
6.63%, 05/15/32	150	151,910
6.88%, 04/01/36(b)	140	143,301
7.00%, 04/01/46	195	187,501
		1,330,323
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48(c)	110	111,677
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	186	190,256
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(c)	155	148,106
4.30%, 02/01/61(a)(b)	222	139,362
7.80%, 03/07/87(a)	120	133,414
Ryan Specialty LLC
4.38%, 02/01/30(a)	125	118,381
5.88%, 08/01/32(a)	350	347,148
		1,188,344
Internet — 2.4%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	117,963
5.63%, 09/15/28(a)	100	93,537
Cars.com Inc., 6.38%, 11/01/28(a)	114	113,892
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	70	70,739

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group LLC
3.50%, 05/01/26(a)	$121	$118,178
7.00%, 06/15/27(a)	189	191,210
Gen Digital Inc.
6.75%, 09/30/27(a)	242	246,080
7.13%, 09/30/30(a)(b)	150	154,104
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	229	211,775
5.25%, 12/01/27(a)	185	183,313
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	164	152,579
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(c)(d)	210	202,165
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	275	245,241
8.13%, , (5-year CMT + 4.250%)(a)(c)(d)	175	172,454
9.75%, 04/15/29(a)	595	650,168
11.25%, 02/15/27(a)	535	584,611
Wayfair LLC, 7.25%, 10/31/29(a)	250	255,101
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	138	126,072
		3,889,182
Iron & Steel — 1.2%
ATI Inc., 7.25%, 08/15/30(b)	135	140,108
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	190	191,258
Carpenter Technology Corp., 6.38%, 07/15/28	110	110,444
Cleveland-Cliffs Inc.
5.88%, 06/01/27	130	130,202
6.75%, 04/15/30(a)	237	236,187
6.88%, 11/01/29(a)(b)	280	281,223
7.00%, 03/15/32(a)(b)	436	435,141
7.38%, 05/01/33(a)	260	258,944
U.S. Steel Corp., 6.88%, 03/01/29(b)	152	153,638
		1,937,145
Leisure Time — 2.9%
Life Time Inc.
6.00%, 11/15/31(a)	140	139,931
8.00%, 04/15/26(a)	135	135,000
NCL Corp. Ltd.
5.88%, 02/15/27(a)	287	287,966
6.75%, 02/01/32(a)	277	281,368
7.75%, 02/15/29(a)	198	210,271
8.13%, 01/15/29(a)(b)	258	273,750
NCL Finance Ltd., 6.13%, 03/15/28(a)	173	174,817
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	145	138,729
4.25%, 07/01/26(a)	205	202,203
5.38%, 07/15/27(a)	314	314,065
5.50%, 08/31/26(a)	290	290,238
5.50%, 04/01/28(a)	433	434,486
5.63%, 09/30/31(a)	400	397,375
6.00%, 02/01/33(a)	597	602,062
6.25%, 03/15/32(a)	380	386,690
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	260	261,570
10.75%, 11/15/29(a)(b)	192	199,059
		4,729,580
Lodging — 2.3%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	448	394,097
3.75%, 05/01/29(a)	247	230,852
4.00%, 05/01/31(a)	323	294,250
4.88%, 01/15/30	282	273,104
5.75%, 05/01/28(a)	120	120,278
5.88%, 04/01/29(a)	160	161,118
5.88%, 03/15/33(a)	315	312,700
6.13%, 04/01/32(a)	125	126,068
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	$134	$121,721
5.00%, 06/01/29(a)	267	254,227
6.63%, 01/15/32(a)	260	263,382
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	150	149,152
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)	140	131,537
Studio City Finance Ltd.
5.00%, 01/15/29(a)	345	314,661
6.50%, 01/15/28(a)	150	146,242
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	194	183,625
6.00%, 04/01/27	142	143,103
6.63%, 07/31/26(a)	172	174,613
		3,794,730
Machinery — 1.2%
Chart Industries Inc.
7.50%, 01/01/30(a)	406	424,010
9.50%, 01/01/31(a)	165	177,708
Esab Corp., 6.25%, 04/15/29(a)	228	231,302
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	125	88,057
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)	110	94,285
Mueller Water Products Inc., 4.00%, 06/15/29(a)	141	131,480
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	147	153,029
Terex Corp.
5.00%, 05/15/29(a)	172	165,515
6.25%, 10/15/32(a)	245	242,456
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	267	253,588
		1,961,430
Manufacturing — 0.2%
Hillenbrand Inc., 6.25%, 02/15/29	148	149,555
Trinity Industries Inc., 7.75%, 07/15/28(a)	186	193,319
		342,874
Media — 8.8%
Cable One Inc., 4.00%, 11/15/30(a)(b)	214	174,778
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	250	221,846
4.25%, 01/15/34(a)(b)	266	217,289
4.50%, 08/15/30(a)	225	204,171
4.50%, 05/01/32	260	225,810
4.50%, 06/01/33(a)	360	305,653
4.75%, 03/01/30(a)	472	437,151
4.75%, 02/01/32(a)(b)	200	177,954
5.00%, 02/01/28(a)	146	142,165
5.13%, 05/01/27(a)	411	403,384
5.38%, 06/01/29(a)	174	168,246
5.50%, 05/01/26(a)	110	109,729
6.38%, 09/01/29(a)(b)	485	485,066
7.38%, 03/01/31(a)(b)	150	153,554
CSC Holdings LLC
3.38%, 02/15/31(a)	215	156,243
4.13%, 12/01/30(a)	275	206,737
4.50%, 11/15/31(a)	380	285,603
4.63%, 12/01/30(a)	585	321,001
5.00%, 11/15/31(a)	120	64,156
5.38%, 02/01/28(a)	225	197,692
5.50%, 04/15/27(a)	325	301,024
5.75%, 01/15/30(a)	555	324,540
6.50%, 02/01/29(a)	405	345,930
7.50%, 04/01/28(a)	255	188,369
11.25%, 05/15/28(a)	225	223,003
11.75%, 01/31/29(a)	645	642,005
GCI LLC, 4.75%, 10/15/28(a)	190	179,209
Gray Television Inc.
4.75%, 10/15/30(a)(b)	226	137,026
5.38%, 11/15/31(a)	370	220,455

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.00%, 05/15/27(a)(b)	$202	$197,918
10.50%, 07/15/29(a)(b)	360	376,695
iHeartCommunications Inc.
7.75%, 08/15/30(a)	194	158,811
9.13%, 05/01/29(a)	195	170,459
10.88%, 05/01/30(a)	176	123,276
Liberty Interactive LLC, 8.25%, 02/01/30(b)	125	61,422
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	259	254,974
7.38%, 09/01/31(a)(b)	197	204,904
8.00%, 08/01/29(a)	192	195,329
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	295	278,523
5.63%, 07/15/27(a)	495	488,258
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	148	108,053
Scripps Escrow Inc., 5.88%, 07/15/27(a)	132	110,594
Sinclair Television Group Inc.
4.13%, 12/01/30(a)	235	164,799
5.50%, 03/01/30(a)	144	100,297
8.13%, 02/15/33(a)	75	75,442
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	279	269,900
3.88%, 09/01/31(a)(b)	447	385,128
4.00%, 07/15/28(a)	601	561,840
4.13%, 07/01/30(a)	443	395,886
5.00%, 08/01/27(a)	453	445,332
5.50%, 07/01/29(a)(b)	363	353,675
TEGNA Inc.
4.63%, 03/15/28	297	284,272
4.75%, 03/15/26(a)	152	151,082
5.00%, 09/15/29(b)	340	319,337
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	200	192,873
VZ Secured Financing BV, 5.00%, 01/15/32(a)	440	393,034
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	165	149,885
Ziggo BV, 4.88%, 01/15/30(a)	295	276,467
		14,468,254
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	150	151,458
Mining — 0.6%
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	139	137,973
Constellium SE, 3.75%, 04/15/29(a)	125	113,957
Hecla Mining Co., 7.25%, 02/15/28(b)	141	142,865
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	176	158,100
4.63%, 03/01/28(a)(b)	161	155,046
New Gold Inc., 7.50%, 07/15/27(a)	137	137,824
Taseko Mines Ltd., 8.25%, 05/01/30(a)	160	163,835
		1,009,600
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	213	181,548
8.88%, 11/30/29(a)(b)	157	137,588
Zebra Technologies Corp., 6.50%, 06/01/32(a)	150	153,508
		472,644
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	130	125,336
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	175	158,268
4.00%, 09/01/29(a)	285	248,655
6.00%, 06/15/27(a)	150	149,251
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	$375	$329,132
5.25%, 08/15/27(a)	470	257,433
Ball Corp.
2.88%, 08/15/30	399	345,504
3.13%, 09/15/31	264	226,848
6.00%, 06/15/29	310	313,297
6.88%, 03/15/28	204	209,373
Berry Global Inc., 5.63%, 07/15/27(a)	152	152,182
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	153	149,828
Crown Americas LLC, 5.25%, 04/01/30	161	157,612
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	123	121,286
OI European Group BV, 4.75%, 02/15/30(a)	126	114,649
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	167	167,585
7.25%, 05/15/31(a)(b)	211	205,723
Sealed Air Corp.
4.00%, 12/01/27(a)	136	130,625
5.00%, 04/15/29(a)	124	120,131
6.50%, 07/15/32(a)(b)	126	128,093
6.88%, 07/15/33(a)	136	142,695
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	229	231,122
7.25%, 02/15/31(a)(b)	119	123,701
Silgan Holdings Inc., 4.13%, 02/01/28	178	171,107
TriMas Corp., 4.13%, 04/15/29(a)	141	130,546
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	275	273,641
8.50%, 08/15/27(a)	185	185,162
		4,943,449
Pharmaceuticals — 2.7%
180 Medical Inc., 3.88%, 10/15/29(a)	115	106,327
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	163	149,662
5.13%, 03/01/30(a)(b)	171	158,211
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	175	149,606
9.25%, 04/01/26(a)	160	154,664
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	460	378,476
5.00%, 01/30/28(a)	117	79,802
5.00%, 02/15/29(a)	146	85,773
5.25%, 01/30/30(a)	235	124,933
5.25%, 02/15/31(a)	125	66,125
5.75%, 08/15/27(a)	160	140,706
6.13%, 02/01/27(a)	293	267,690
6.25%, 02/15/29(a)	247	152,491
11.00%, 09/30/28(a)	525	493,099
BellRing Brands Inc., 7.00%, 03/15/30(a)	236	244,813
Elanco Animal Health Inc., 6.65%, 08/28/28	221	227,425
Grifols SA, 4.75%, 10/15/28(a)	190	175,828
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)	181	123,249
12.25%, 04/15/29(a)	242	254,002
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	435	414,354
Option Care Health Inc., 4.38%, 10/31/29(a)	148	138,374
Owens & Minor Inc.
4.50%, 03/31/29(a)	137	124,304
6.63%, 04/01/30(a)(b)	155	149,270
		4,359,184
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	384	352,582

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	$25	$19,345
5.75%, 01/15/29(a)	126	102,200
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	213	214,761
8.88%, 09/01/31(a)(b)	117	126,114
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	193	177,332
4.38%, 02/01/31(a)	183	163,592
5.38%, 08/01/28(a)	241	234,122
Kennedy-Wilson Inc.
4.75%, 03/01/29	178	164,314
4.75%, 02/01/30	163	146,671
5.00%, 03/01/31(b)	188	166,542
Newmark Group Inc., 7.50%, 01/12/29	135	141,852
		2,009,427
Real Estate Investment Trusts — 6.5%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	139	124,665
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	145	149,387
Brandywine Operating Partnership LP
3.95%, 11/15/27	132	125,006
8.88%, 04/12/29	111	118,599
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	215	206,714
5.75%, 05/15/26(a)	252	249,928
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	121	115,051
Hudson Pacific Properties LP
3.25%, 01/15/30	112	81,512
3.95%, 11/01/27	119	108,861
4.65%, 04/01/29(b)	160	128,591
Iron Mountain Inc.
4.50%, 02/15/31(a)	341	314,169
4.88%, 09/15/27(a)	270	264,573
4.88%, 09/15/29(a)	300	287,549
5.00%, 07/15/28(a)	160	155,945
5.25%, 03/15/28(a)	236	231,966
5.25%, 07/15/30(a)	396	380,695
5.63%, 07/15/32(a)	162	155,983
6.25%, 01/15/33(a)	370	370,913
7.00%, 02/15/29(a)	312	320,843
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	223	207,598
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	187	181,770
4.75%, 06/15/29(a)	186	176,880
7.00%, 07/15/31(a)	155	159,523
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	390	261,693
4.63%, 08/01/29(b)	250	191,128
5.00%, 10/15/27(b)	400	357,987
5.25%, 08/01/26(b)	165	164,988
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	220	210,251
5.88%, 10/01/28(a)	203	200,731
7.00%, 02/01/30(a)	165	168,926
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	140	139,755
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	185	176,311
4.75%, 10/15/27(b)	181	177,181
6.50%, 04/01/32(a)	302	304,291
7.25%, 07/15/28(a)	123	127,317
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.13%, 02/01/29	$478	$434,904
3.88%, 02/15/27(b)	427	413,184
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	120	116,573
4.38%, 01/15/27(a)(b)	150	145,722
6.00%, 04/15/30(a)	100	98,588
6.50%, 07/01/30(a)	150	151,433
7.25%, 04/01/29(a)	192	198,329
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	205	180,114
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	167	158,526
6.50%, 02/15/29(a)	330	301,105
10.50%, 02/15/28(a)	883	944,162
Vornado Realty LP, 2.15%, 06/01/26	127	121,392
XHR LP
4.88%, 06/01/29(a)	168	159,684
6.63%, 05/15/30(a)	100	101,080
		10,622,076
Retail — 6.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	200	184,991
3.88%, 01/15/28(a)	472	450,559
4.00%, 10/15/30(a)(b)	861	779,413
4.38%, 01/15/28(a)	238	229,096
5.63%, 09/15/29(a)	135	134,532
6.13%, 06/15/29(a)	338	342,517
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	158	142,345
Asbury Automotive Group Inc.
4.50%, 03/01/28	143	138,762
4.63%, 11/15/29(a)(b)	240	228,319
4.75%, 03/01/30(b)	119	112,679
5.00%, 02/15/32(a)(b)	167	156,250
At Home Group Inc., 7.13%, 05/12/28, (7.13% Cash and 8.63% PIK)(a)(b)(e)	130	53,779
Bath & Body Works Inc.
5.25%, 02/01/28	139	137,777
6.63%, 10/01/30(a)(b)	271	276,193
6.75%, 07/01/36(b)	160	162,802
6.88%, 11/01/35	248	255,969
7.50%, 06/15/29(b)	125	128,730
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	188	193,908
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(e)	180	194,015
13.00%, 06/01/30, (13.00% PIK)(a)(e)	447	495,257
14.00%, 06/01/31, (14.00% PIK)(a)(e)	598	718,603
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)	125	131,147
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	121	104,060
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	216	204,857
6.38%, 01/15/30(a)	165	167,922
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	205	202,579
Lithia Motors Inc.
3.88%, 06/01/29(a)	235	218,149
4.38%, 01/15/31(a)(b)	163	150,132
4.63%, 12/15/27(a)(b)	131	127,409
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)	257	199,712
7.88%, 05/01/29(a)	342	215,452
Nordstrom Inc.
4.25%, 08/01/31	116	102,376
4.38%, 04/01/30	162	147,580
5.00%, 01/15/44	278	210,378
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	130	118,082
Patrick Industries Inc., 6.38%, 11/01/32(a)	150	148,021

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	$160	$147,625
QVC Inc., 6.88%, 04/15/29(a)(b)	194	161,345
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	180	181,400
Sonic Automotive Inc.
4.63%, 11/15/29(a)	204	192,254
4.88%, 11/15/31(a)(b)	139	128,349
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	168	154,289
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	169	140,316
3.45%, 06/01/26(b)	403	392,491
4.10%, 04/15/50	224	148,056
4.80%, 11/18/44	263	197,149
8.13%, 08/15/29(b)	225	227,386
Yum! Brands Inc.
3.63%, 03/15/31	325	290,916
4.63%, 01/31/32	310	288,857
4.75%, 01/15/30(a)(b)	247	237,197
5.38%, 04/01/32(b)	293	286,408
		11,138,390
Semiconductors — 0.5%
ams-OSRAM AG, 12.25%, 03/30/29(a)	110	108,940
Entegris Inc.
3.63%, 05/01/29(a)	109	100,336
4.38%, 04/15/28(a)	133	128,341
5.95%, 06/15/30(a)(b)	265	263,949
ON Semiconductor Corp., 3.88%, 09/01/28(a)	210	198,268
Synaptics Inc., 4.00%, 06/15/29(a)(b)	107	98,363
		898,197
Software — 2.2%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	112	112,043
Camelot Finance SA, 4.50%, 11/01/26(a)	214	210,184
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	264	248,463
4.88%, 07/01/29(a)(b)	272	255,104
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)	132	133,542
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	146	142,032
Dye & Durham Ltd., 8.63%, 04/15/29(a)	163	170,488
Elastic NV, 4.13%, 07/15/29(a)	180	168,242
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	262	249,591
5.25%, 05/15/26(a)	110	110,146
Open Text Corp.
3.88%, 02/15/28(a)	272	258,551
3.88%, 12/01/29(a)(b)	232	212,985
Open Text Holdings Inc.
4.13%, 02/15/30(a)	294	269,805
4.13%, 12/01/31(a)(b)	184	164,820
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	161	148,758
PTC Inc., 4.00%, 02/15/28(a)	150	143,766
RingCentral Inc., 8.50%, 08/15/30(a)(b)	138	146,532
Twilio Inc.
3.63%, 03/15/29(b)	163	151,495
3.88%, 03/15/31(b)	139	125,997
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	209	192,250
		3,614,794
Telecommunications — 6.3%
Ciena Corp., 4.00%, 01/31/30(a)	103	95,121
CommScope LLC
4.75%, 09/01/29(a)	370	329,436
6.00%, 03/01/26(a)	425	425,000
7.13%, 07/01/28(a)	206	187,245
8.25%, 03/01/27(a)(b)	255	242,983
CommScope Technologies LLC, 5.00%, 03/15/27(a)	205	184,377
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	600	537,929
Security	Par (000)	Value
Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28(a)	$121	$114,622
6.50%, 10/01/28(a)	207	202,336
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	473	468,126
5.88%, 10/15/27(a)	307	307,205
5.88%, 11/01/29	230	229,735
6.00%, 01/15/30(a)(b)	293	293,571
6.75%, 05/01/29(a)	313	315,715
8.63%, 03/15/31(a)	247	264,011
8.75%, 05/15/30(a)	313	330,965
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	899	812,017
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	212	166,745
4.00%, 04/15/31(a)	162	126,460
4.50%, 04/01/30(a)	240	198,168
4.88%, 06/15/29(a)(b)	190	163,869
10.50%, 04/15/29(a)	188	211,029
10.50%, 05/15/30(a)	288	316,152
10.75%, 12/15/30(a)	264	297,040
11.00%, 11/15/29(a)	450	510,138
Lumen Technologies Inc., 10.00%, 10/15/32(a)	119	118,626
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(c)	223	218,355
Telecom Italia Capital SA
6.00%, 09/30/34(b)	168	160,174
6.38%, 11/15/33	102	100,594
7.20%, 07/18/36	187	187,612
7.72%, 06/04/38	135	139,544
U.S. Cellular Corp., 6.70%, 12/15/33	163	174,417
Viasat Inc.
5.63%, 04/15/27(a)(b)	185	179,604
6.50%, 07/15/28(a)(b)	132	112,499
7.50%, 05/30/31(a)(b)	200	144,007
Viavi Solutions Inc., 3.75%, 10/01/29(a)	154	140,109
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	655	678,208
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	429	405,131
6.13%, 03/01/28(a)	295	261,726
		10,350,601
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)(b)	155	160,251
7.13%, 02/01/32(a)(b)	150	154,996
		315,247
Total Long-Term Investments — 96.2% (Cost: $159,483,703)		157,401,973
	Shares
Short-Term Securities
Money Market Funds — 25.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	37,738,576	37,757,445
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	4,160,000	4,160,000
Total Short-Term Securities — 25.6% (Cost: $41,899,724)		41,917,445
Total Investments — 121.8% (Cost: $201,383,427)		199,319,418
Liabilities in Excess of Other Assets — (21.8)%		(35,683,124)
Net Assets — 100.0%		$163,636,294

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,226,621	$2,538,039 (a)	$—	$(1,112)	$(6,103)	$37,757,445	37,738,576	$43,984 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,230,000	2,930,000 (a)	—	—	—	4,160,000	4,160,000	31,735	—
				$(1,112)	$(6,103)	$41,917,445		$75,719	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$157,401,973	$—	$157,401,973
Short-Term Securities
Money Market Funds	41,917,445	—	—	41,917,445
	$41,917,445	$157,401,973	$—	$199,319,418

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate